Trade Receivables, Net - Summary of Movements of Loss Allowance of Trade Receivables (Detail) - Trade receivables [member] $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of financial assets [Line Items]
Beginning balance	$ 103,353	$ 3,363	$ 97,358	$ 136,497
Remeasurement of loss allowance	59,490	1,936	17,078	(55,742)
Reclassification	0	0	0	(6,970)
Acquisition through business combinations	0	0	0	32,460
Amounts written off	0	0	(399)	(3,944)
Disposal of subsidiaries	0	0	(4,637)	0
Effects of foreign currency exchange differences	1,565	51	(6,047)	(4,943)
Ending balance	$ 164,408	$ 5,350	$ 103,353	$ 97,358